ACQUISITION OF FIRST FRANKLIN CORPORATION - Net assets acquired (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 16, 2011 First Franklin
Assets:
Cash and cash equivalents	$ 25,114	$ 45,140	$ 18,149	$ 11,283	$ 20,480
Investment securities	195,963	121,042			15,618
Mortgage-backed securities	6,029	7,459			4,497
Loans receivable - net	337,110	382,759			196,519
Real estate acquired through foreclosure	3,980	3,795			2,404
Office premises and equipment	12,481	10,200			4,927
Goodwill and intangible assets					11,607
Other assets					21,509
Total Assets	631,982	616,304			277,561
Liabilities:
Deposits	490,646	492,321			221,528
Advances from the Federal Home Loan Bank	24,314	31,327			23,216
Other borrowings					1,490
Accrued expenses and other liabilities					6,647
Total liabilities	524,082	530,751			252,881
Fair value of net assets acquired					$ 24,680